Receivables from Financial Services	12 Months Ended
Mar. 31, 2018
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Receivables from Financial Services

(7) Receivables from Financial Services

The finance subsidiaries of the Company provide various financial services to customers and dealers in order to support the sale of products. These receivables from financial services are categorized as follows:

Consumer finance receivables:

Retail receivables primarily consist of receivables from installment contracts with customers.

Finance lease receivables primarily consist of receivables from non-cancelable auto leases with customers.

Dealer finance receivables:

Wholesale receivables primarily consist of financing receivables from dealers for the purchase of inventories and dealer loans.

Receivables from financial services are classified into financial assets measured at amortized cost.

Receivables from financial services as of March 31, 2017 and 2018 consist of the following:

	Yen (millions)
	2017	2018
Consumer finance receivables:
Retail	¥4,199,715	¥4,187,420
Finance lease	184,339	165,156
Dealer finance receivables:
Wholesale	608,549	651,141

Subtotal	¥4,992,603	¥5,003,717

Allowance for credit losses	¥(31,499)	¥(34,803)
Allowance for losses on lease residual values	(1,663)	(743)
Unearned interest income and fees	(9,888)	(10,108)

Total	¥4,949,553	¥4,958,063

Current assets	¥1,878,938	¥1,840,699
Non-current assets	3,070,615	3,117,364

Total	¥4,949,553	¥4,958,063

Finance lease receivables

The gross investment in the lease and the present value of minimum lease payments receivable as of March 31, 2017 and 2018 are as follows:

	Yen (millions)
As of March 31, 2017	Within 1 year	Between 1 and 5 years	Later than 5 years	Total
Gross investment in the lease	¥72,066	¥111,941	¥332	¥184,339
Unearned interest income and fees	(1,952)	(7,919)	(17)	(9,888)
Unguaranteed residual values	(23,712)	(43,941)	(2)	(67,655)

Present value of minimum lease payments receivable	¥46,402	¥60,081	¥313	¥106,796

	Yen (millions)
As of March 31, 2018	Within 1 year	Between 1 and 5 years	Later than 5 years	Total
Gross investment in the lease	¥65,253	¥99,845	¥58	¥165,156
Unearned interest income and fees	(2,023)	(8,078)	(7)	(10,108)
Unguaranteed residual values	(27,480)	(50,636)	(0)	(78,116)

Present value of minimum lease payments receivable	¥35,750	¥41,131	¥51	¥76,932

Allowance for credit losses

The changes in the allowance for credit losses on receivables from financial services for the years ended March 31, 2016, 2017 and 2018 are as follows:

	Yen (millions)
	Retail	Finance lease	Wholesale	Total
Balance as of April 1, 2015	¥22,649	¥499	¥1,890	¥25,038

Provision	¥24,148	¥457	¥769	¥25,374
Charge-offs	(31,258)	(268)	(64)	(31,590)
Recoveries	8,839	107	98	9,044
Exchange differences on translating foreign operations	(2,078)	(33)	(190)	(2,301)

Balance as of March 31, 2016	¥22,300	¥762	¥2,503	¥25,565

Provision	¥29,870	¥338	¥(278)	¥29,930
Charge-offs	(33,045)	(287)	(382)	(33,714)
Recoveries	8,487	69	3	8,559
Exchange differences on translating foreign operations	1,255	(73)	(23)	1,159

Balance as of March 31, 2017	¥28,867	¥809	¥1,823	¥31,499

Provision	¥36,037	¥214	¥336	¥36,587
Charge-offs	(39,478)	(299)	(271)	(40,048)
Recoveries	8,368	50	13	8,431
Exchange differences on translating foreign operations	(1,718)	47	5	(1,666)

Balance as of March 31, 2018	¥32,076	¥821	¥1,906	¥34,803

For more information on allowance for credit losses, see note 25.